Basis of Presentation, Allowance for Credit Losses on Loans (Details)	12 Months Ended
Dec. 31, 2023
Allowance for Credit Losses on Loans [Abstract]
Period considered for reasonable and supportable forecast	24 months
Non-payment period of non-accrual loans for individual assessment	180 days
Deferral period of chapter 13 bankruptcies	60 months